Taxes - Income tax - Effective income tax on continuing operations - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Profit before tax of continuing operations	€ 3,882	€ 1,740	€ 4,207
Applicable tax rate	25.83%
Theoritical income tax	€ (1,003)	(494)	(1,347)
Tax income related to the 2005-2006 tax dispute		2,246	2,246
Impairment of goodwill	211	1,052
Impact related to the loss of sole control over Orange Concessions		557
Share of profits (losses) of associates and joint ventures		1	(1)
Adjustment of prior-year taxes	(13)	(23)	1
Recognition / (derecognition) of deferred tax assets	83	(149)	(98)
Difference in tax rates	10	85	157
Change in applicable tax rates		(235)	(92)
Other reconciling items	(130)	348	(18)
Total Income taxes	€ (1,265)	€ (962)	€ 848
Effective tax rate (as a percent)	32.59%	55.31%	(20.17%)